LINES OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
LINES OF CREDIT	NOTE 5 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.	NOTE 6 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.